Available-for-Sale Securities - Available-for-Sale Securities Debt Maturities Market Value (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due within one year	$ 746,357
1 to 2 years	121,335
2 to 3 years	90,136
3 to 4 years	8,317
Thereafter	11,494
Fair Value	$ 977,639